ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 90.3%
	AEROSPACE & DEFENSE - 1.8%
1,228	Airbus S.E.(a)	$ 157,174
3,705	Hanwha Aerospace Company Ltd.	142,677
		299,851
	APPAREL & TEXTILE PRODUCTS - 2.2%
109	Hermes International	172,875
222	LVMH Moet Hennessy Louis Vuitton S.E.	173,979
		346,854
	ASSET MANAGEMENT - 1.0%
7,277	Investor A.B.	167,680

	AUTOMOTIVE - 1.1%
4,945	Nokian Renkaat OYJ	185,412

	BANKING - 5.9%
1	Banco de Credito e Inversiones S.A.	35
2,203	Commonwealth Bank of Australia	173,211
11,047	DNB Bank ASA	262,224
4,264	Hana Financial Group, Inc.	164,204
12,226	ING Groep N.V.	185,629
1,279	Macquarie Group Ltd.	190,047
		975,350
	BEVERAGES - 1.0%
1,340	Royal Unibrew A/S	166,428

	BIOTECH & PHARMA - 2.9%
373	Genmab A/S(a)	167,342
1,611	Novo Nordisk A/S, Class B	176,504
695	SK Bioscience Company Ltd.(a)	136,793
		480,639
	CHEMICALS - 3.7%
821	IMCD N.V.	182,466
2,090	Novozymes A/S, Class B	153,848
5,985	OCI N.V.(a),	169,691

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 90.3% (Continued)
	CHEMICALS - 3.7% (Continued)
843	SK IE Technology Company Ltd.(a)	$ 120,114
		626,119
	CONSTRUCTION MATERIALS - 0.9%
320	ROCKWOOL International A/S	146,352

	ELEC & GAS MARKETING & TRADING - 1.0%
1,158	Orsted A/S	163,567

	ELECTRIC UTILITIES - 1.1%
5,884	Fortum OYJ	174,998

	ELECTRICAL EQUIPMENT - 7.0%
5,336	Assa Abloy A.B., Class B	156,256
9,834	Hexagon A.B.	158,013
1,459	Legrand S.A.	159,118
11,700	Nibe Industrier A.B.	174,168
934	Schneider Electric S.E.	160,942
3,180	Signify N.V.	154,010
3,284	Voltronic Power Technology Corporation	191,902
		1,154,409
	ENGINEERING & CONSTRUCTION - 0.9%
6,960	Samsung Engineering Company Ltd.(a)	147,711

	FOOD - 2.8%
94,576	Lien Hwa Industrial Holdings Corporation	189,774
8,784	Mowi ASA	253,989
		443,763
	FORESTRY, PAPER & WOOD PRODUCTS - 3.1%
10,285	Stora Enso OYJ, R Shares	171,155
10,236	Svenska Cellulosa A.B. SCA, B	159,586
4,913	UPM-Kymmene OYJ	173,524
		504,265

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 90.3% (Continued)
	HOUSEHOLD PRODUCTS - 1.0%
369	L'Oreal S.A.	$ 168,654

	INDUSTRIAL REIT - 1.0%
9,948	Goodman Group	163,636

	INDUSTRIAL SUPPORT SERVICES - 2.2%
8,499	AddTech A.B.	190,000
8,311	Rexel S.A.	165,043
		355,043
	INSURANCE - 5.7%
3,620	ASR Nederland N.V.	169,497
56,678	Fubon Financial Holding Company Ltd.	150,008
10,317	Gjensidige Forsikring ASA	256,239
3,160	NN Group N.V.	169,388
3,605	Sampo OYJ, A Shares	191,907
		937,039
	INTERNET MEDIA & SERVICES - 4.5%
13,293	Adevinta ASA(a)	218,503
470	NAVER Corporation	163,699
1,421	REA Group Ltd.	170,920
7,507	SEEK Ltd.	184,379
		737,501
	LEISURE FACILITIES & SERVICES - 0.9%
1,427	Domino's Pizza Enterprises Ltd.	145,189

	LEISURE PRODUCTS - 1.0%
2,972	Thule Group A.B.	171,223

	MACHINERY - 4.7%
2,482	Atlas Copco A.B., Class A	159,465
5,300	Indutrade A.B.	154,214
4,218	TOMRA Systems ASA	271,849
4,708	Valmet OYJ	191,237
		776,765

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 90.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.8%
960	Coloplast A/S - Series B	$ 156,656
264	Sartorius Stedim Biotech	145,486
		302,142
	METALS & MINING - 2.2%
33,403	Lynas Rare Earths Ltd.(a)	183,903
107,310	Pilbara Minerals Ltd.(a)	177,321
		361,224
	OIL & GAS PRODUCERS - 1.5%
10,021	Equinor ASA	253,211

	REAL ESTATE OWNERS & DEVELOPERS - 1.1%
2,610	Fastighets A.B. Balder, B Shares(a)	189,083

	RENEWABLE ENERGY - 0.9%
414	Ecopro BM Company Ltd.	145,222

	RETAIL - CONSUMER STAPLES - 0.9%
4,794	Kesko OYJ, B Shares	155,839

	RETAIL - DISCRETIONARY - 1.0%
3,904	Wesfarmers Ltd.	167,874

	SEMICONDUCTORS - 8.6%
11,784	AP Memory Technology Corporation	227,980
390	ASM International N.V.	176,650
192	ASML Holding N.V.	155,646
1,773	BE Semiconductor Industries N.V.	162,011
7,118	Nordic Semiconductor ASA(a)	210,360
8,523	Realtek Semiconductor Corporation	152,938
698	SOITEC(a)	185,623
7,444	Taiwan Semiconductor Manufacturing Company Ltd.	157,936
		1,429,144
	SOFTWARE - 2.0%
2,754	Dassault Systemes S.E.	160,565

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 90.3% (Continued)
	SOFTWARE - 2.0% (Continued)
4,328	WiseTech Global Ltd.	$ 166,048
		326,613
	TECHNOLOGY HARDWARE - 6.4%
60,355	Gold Circuit Electronics Ltd.	144,113
21,067	Kinsus Interconnect Technology Corporation	184,848
9,709	Nan Ya Printed Circuit Board Corporation	171,252
32,808	Nokia OYJ(a)	188,696
261	Samsung SDI Company Ltd.	163,942
30,280	Unimicron Technology Corporation	206,887
		1,059,738
	TECHNOLOGY SERVICES - 1.9%
1,304	Netcompany Group A/S	148,284
377	Teleperformance	157,542
		305,826
	TRANSPORTATION & LOGISTICS - 2.8%
55	AP Moller - Maersk A/S - Series B	159,096
632	DSV PANALPINA A/S	147,029
5,745	Korean Air Lines Company Ltd.(a)	149,703
1,750	Wan Hai Lines Ltd.	10,069
		465,897
	TRANSPORTATION EQUIPMENT - 1.8%
2,877	HLB, Inc.(a)	103,651
14,425	Wartsila OYJ Abp	200,237
		303,888

	TOTAL COMMON STOCKS (Cost $12,486,831)	14,904,149

ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
EXCHANGE-TRADED FUND — 9.4%
EQUITY - 9.4%
31,857	iShares MSCI India ETF (Cost $1,285,035)	$ 1,555,896

	TOTAL INVESTMENTS - 99.7% (Cost $13,771,866)	$ 16,460,045
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	51,128
	NET ASSETS - 100.0%	$ 16,511,173

A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.